Fair Value Measurements (Details 2) - USD ($)		3 Months Ended	7 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Level 3 warrant liabilities, bal		$ 15,960,669
Issuance of Public and Private Warrants			26,857,668
Change in fair value of warrant liabilities		(8,973,000)	16,260,669
Transfer of public warrant liability to Level 1	[1]		(24,725,000)
Level 3 warrant liabilities, balance		$ 14,002,669	$ 15,960,669

[1]	Due to the use of quoted prices in an active market for Public Warrants as of December 31, 2020, the Company had transfers out of Level 3 to Level 1 amounting to $24,725,000 as of December 31, 2020. The Company deems the transfer between levels to have occurred at the end of the period.